Content and software development assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Content and software development assets

7. Content and software development assets:

Since the year ended December 31, 2014, the Company has been developing software technology and content for our business. This software technology and content includes the continued development of the KIDOZ Safe Ad Network, the KIDOZ Kid-Mode Operating System, and the KIDOZ publisher SDK, development of Trophy Bingo, a social bingo game, the license, the development of the Rooplay platform and the development of the Rooplay Originals games.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2023 and 2022

(Unaudited)

7. Content and software development assets: (Continued)

During the period ended June 30, 2023, the Company has expensed the development costs of all its technology as incurred and has expensed the following software development costs.

	Six Months ended June 30, 2023	Six Months ended June 30, 2022	Three Months ended June 30, 2023	Three Months ended June 30, 2022

Opening total software development costs	$13,056,478	$10,559,601	$13,800,812	$11,076,240

Software development during the period	1,499,731	1,160,693	755,397	644,054
Closing total Software development costs	$14,556,209	$11,720,294	$14,556,209	$11,720,294